Schedule of Warrants (Details) - Warrant [Member] - Theralink Technologies Inc [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Number of Warrants, Outstanding Beginning balance	1,888,813,005	984,470,116
Weighted Average Exercise Price, Outstanding Beginning balance	$ 0.0030	$ 0.0023
Weighted Average Remaining Contractual Term (Years), Ending Balance Outstanding	4 years 9 months 10 days	3 years 3 months 3 days	3 years 6 months
Aggregate Intrinsic Value, Beginning Balance Outstanding	$ 1,140,362
Number of WarrantsIssued in connection with a convertible debt related party		321,543,374
Weighted Average Exercise Price,Issued in connection with a convertible debt related party		$ 0.0038
Weighted Average Remaining Contractual Term (Years), Issued in connection with a convertible debt related party		4 years 1 month 28 days
Number of Warrants Issued in connection with a New Debentures (see Note 6)	2,567,601,521	582,799,515
Weighted Average Exercise Price, Issued in connection with a New Debentures	$ 0.003	$ 0.0037
Weighted Average Remaining Contractual Term (Years), Issued in connection with a New Convertible Debentures	5 years	4 years 1 month 2 days
Number of Warrants Issued in connection with a New Related Party Debentures (see Note 6)	2,608,654,988
Weighted Average Exercise Price, Issued in connection with a New Related Party Debentures (see Note 6)	$ 0.003
Weighted Average Remaining Contractual Term (Years), Issued in connection with a New Related Party Convertible Debentures	5 years
Number of Warrants Issued to placement agent and consultant in connection with New Related Party and New Debentures (see Note 6)	179,265,305
Weighted Average Exercise Price,Issued to placement agent and consultant in connection with New Related Party and New Debentures (see Note 6)	$ 0.003
Weighted Average Remaining Contractual Term (Years), Issued in connection with a New Convertible Debentures	5 years
Number of Warrants, Outstanding Ending balance	7,244,334,819	1,888,813,005	984,470,116
Weighted Average Exercise Price, Outstanding Ending balance	$ 0.0011	$ 0.0030	$ 0.0023
Aggregate Intrinsic Value, Ending Balance Outstanding	$ 1,665,567	$ 1,140,362
Number of Warrants, Exercisable	7,044,334,819
Weighted Average Exercise Price, Exercisable	$ 0.0011
Weighted Average Remaining Contractual Term (Years), Exercisable	4 years 10 months 9 days
Aggregate Intrinsic Value, Exercisable	$ 1,665,567